UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      F&C Asset Management plc

Address:   80 George Street
           Edinburgh EH2 3BU
           Scotland, UK


Form 13F File Number: 28-11312


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus McDonald
Title:  Director, Head of Finance
Phone:  44 131 718 1247

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus McDonald                Edinburgh, Scotland                3/30/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $      441,450
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN WTR WKS CO INC          NEW COM             030420103    8,852   350,000 SH       SOLE       N/A        350,000      0    0
ANGLOGOLD ASHANTI LTD            SPONSORED ADR       035128206      458     9,299 SH       SOLE       N/A          9,299      0    0
CADIZ INC                        COM NEW             127537207    1,742   140,000 SH       SOLE       N/A        140,000      0    0
CALIFORNIA WTR SVC GROUP         COM                 130788102    8,945   240,000 SH       SOLE       N/A        240,000      0    0
CENTRAL EUROPEAN MEDIA ENTRP     CL A NEW            G20045202      240    11,800 SH       SOLE       N/A         11,800      0    0
CHINA PETE & CHEM CORP           SPON ADR H SHS      16941R108      440     4,600 SH       SOLE       N/A          4,600      0    0
COCA COLA ENTERPRISES INC        NE COM              19122T109   12,508   499,703 SH       SOLE       N/A        499,703      0    0
CONCHO RES INC                   COM                 20605P101      735     8,400 SH       SOLE       N/A          8,400      0    0
COPA HOLDINGS SA                 CL A                P31076105      388     6,600 SH       SOLE       N/A          6,600      0    0
EDWARDS LIFESCIENCES CORP        COM                 28176E108      566     7,000 SH       SOLE       N/A          7,000      0    0
EMERGENCY MEDICAL SVCS CORP      CL A                29100P102   11,409   176,660 SH       SOLE       N/A        176,660      0    0
GENERAL MTRS CO                  COM                 37045V100    1,094    29,700 SH       SOLE       N/A         29,700      0    0
HECKMANN CORP                    COM                 422680108      503   100,000 SH       SOLE       N/A        100,000      0    0
MERCADOLIBRE INC                 COM                 58733R102    4,832    72,547 SH       SOLE       N/A         72,547      0    0
ORIGIN AGRITECH LIMITED          SHS                 G67828106    6,923   650,000 SH       SOLE       N/A        650,000      0    0
PICO HLDGS INC                   COM NEW             693366205    2,226    70,000 SH       SOLE       N/A         70,000      0    0
REGAL BELOIT CORP                COM                 758750103      846    12,676 SH       SOLE       N/A         12,676      0    0
VIRGIN MEDIA INC                 COM                 92769L101      342    13,057 SH       SOLE       N/A         13,057      0    0
VODAFONE GROUP PLC               NEW SPONS ADR NEW   92857W209    6,999   264,800 SH       SOLE       N/A        264,800      0    0
WILLBROS GROUP INC DEL           COM                 969203108   10,394 1,058,413 SH       SOLE       N/A      1,058,413      0    0
AMYRIS INC                       COM                 03236M101    1,330    50,000 SH       SOLE       N/A         50,000      0    0
ARCH COAL                        COM                 039380100   12,442   354,864 SH       SOLE       N/A        354,864      0    0
AXIS CAPITAL                     SHS                 G0692U109   14,051   391,822 SH       SOLE       N/A        391,822      0    0
BAIDU INC                        ADR                 056752108    4,421    45,800 SH       SOLE       N/A         45,800      0    0
BANCO BRADESCO                   ADR                 059460303   25,770 1,270,099 SH       SOLE       N/A      1,270,099      0    0
BAYTEX ENERGY TST                TRUST UNIT          073176109      952    20,500 SH       SOLE       N/A         20,500      0    0
BROOKFIELD PROPERTY              COM                 112900105    8,434   484,240 SH       SOLE       N/A        484,240      0    0
BUNGE                            COM                 G16962105      469     7,159 SH       SOLE       N/A          7,159      0    0
CALGON CARBON                    COM                 129603106    2,502   165,462 SH       SOLE       N/A        165,462      0    0
CERNER CORP                      COM                 156782104      602     6,355 SH       SOLE       N/A          6,355      0    0
CODEXIS INC                      COM                 192005106    1,060   100,000 SH       SOLE       N/A        100,000      0    0
CPFL ENERGIA                     ADR                 126153105    8,422   109,800 SH       SOLE       N/A        109,800      0    0
CREDICORP                        COM                 G2519Y108      271     2,289 SH       SOLE       N/A          2,289      0    0
CREDICORP                        COM                 G2519Y108   11,339    95,500 SH       SOLE       N/A         95,500      0    0
CRESUD S A C I F Y A             SPONSORED ADR       226406106    2,841   150,000 SH       SOLE       N/A        150,000      0    0
ENERPLUS RES                     G NEW               29274D604      764    25,000 SH       SOLE       N/A         25,000      0    0
EVEREST RE GRP                   COM                 G3223R108    8,031    94,677 SH       SOLE       N/A         94,677      0    0
HARTFORD FINL SVCS GROUP INC DEP CONV PFD            416515708    5,877   223,800 SH       SOLE       N/A        223,800      0    0
HEALTH CARE REIT INC             3% 01/12/21 CV      42217KAR7    5,948 5,480,000 PRN      SOLE       N/A      5,480,000      0    0
HELIX ENERGY SOLUT               I COM               42330P107    7,732   636,892 SH       SOLE       N/A        636,892      0    0
INFORMATICA CORP                 COM                 45666Q102    2,209    50,172 SH       SOLE       N/A         50,172      0    0
INSITUFORM TECH                  CL A                457667103    3,904   147,267 SH       SOLE       N/A        147,267      0    0
INTERNATIONAL GAME TECHNOLOG     3.25 CONV           459902AQ5    5,396 4,600,000 PRN      SOLE       N/A      4,600,000      0    0
                                 01/05/2014 144A
INVESCO                          SHS                 G491BT108    2,735   113,713 SH       SOLE       N/A        113,713      0    0
ISHARES MSCI AUSTRAL             NPV                 464286103   81,076 3,190,000 SH       SOLE       N/A      3,190,000      0    0
ISHARES MSCI HK IND              NPV                 464286871   37,299 1,970,000 SH       SOLE       N/A      1,970,000      0    0
ISHARES RUSSELL 2000             NPV                 464287655    4,581    58,547 SH       SOLE       N/A         58,547      0    0
ISHARESSINGAPORE IDX             NPV                 464286673   35,941 2,635,000 SH       SOLE       N/A      2,635,000      0    0
KINROSS GOLD CORP                1.75%  15/03/28 CV  496902AD9    5,970 5,750,000 PRN      SOLE       N/A      5,750,000      0    0
LIBERTY GLOBAL                   COM SER C           530555309    6,636   195,800 SH       SOLE       N/A        195,800      0    0
MARKEL                           COM                 570535104    8,207    21,711 SH       SOLE       N/A         21,711      0    0
NATWEST PLC                      SPON ADR            638539882    1,411    65,000 SH       SOLE       N/A         65,000      0    0
NEW GOLD INC                     COM                 644535106    1,448   150,000 SH       SOLE       N/A        150,000      0    0
PENGROWTH ENERGY TST             TRUST UNIT NEW      706902509      763    60,000 SH       SOLE       N/A         60,000      0    0
PENTAIR                          COM                 709631105    1,095    30,000 SH       SOLE       N/A         30,000      0    0
PETROHAWK ENERGY                 COM                 716495106      913    50,000 SH       SOLE       N/A         50,000      0    0
POPULAR INC                      COM                 733174106    4,065 1,298,600 SH       SOLE       N/A      1,298,600      0    0
PROTECTIVE LIFE                  COM                 743674103      628    23,600 SH       SOLE       N/A         23,600      0    0
SANDISK CORP                     1.500% 8/1 15/08/17 80004CAD3   10,021 8,770,000 SH       SOLE       N/A      8,770,000      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SEADRILL                         SHS                 G7945E105    2,960    87,619 SH       SOLE       N/A         87,619      0    0
SEI INV                          COM                 784117103    4,413   185,499 SH       SOLE       N/A        185,499      0    0
STANLEY BLACK & DECKER           4.75% 17/11/15 CONV 854502309    6,014    55,400 SH       SOLE       N/A         55,400      0    0
TERNIUM                          ADR                 880890108    5,492   129,600 SH       SOLE       N/A        129,600      0    0
TRI-TECH HOLDING INC             SHS                 G9103F106    1,291   120,000 SH       SOLE       N/A        120,000      0    0
VEECO INSTRUMENTS                COM                 922417100    2,991    69,633 SH       SOLE       N/A         69,633      0    0
VERTEX PHARMACEUTICA             COM                 92532F100      298     8,500 SH       SOLE       N/A          8,500      0    0